UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 8568

John Hancock Bank and Thrift Opportunity Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette, Senior Counsel & Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code:	617-663-4324

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

John Hancock Bank and Thrift Opportunity Fund

QUARTERLY PORTFOLIO HOLDINGS

1.31.2007

John Hancock
Bank and Thrift Opportunity Fund
Securities owned by the Fund on
January 31, 2007 (unaudited)

	Credit	Par value
Issuer, description	rating (A)	(000)	Value
Capital preferred securities 0.09%			$832,755

(Cost $770,000)

Regional Banks 0.09%			832,755

CSBI Capital Trust I, 11.75%,
Ser A, 06-06-27 (B)(G)	B-	$770	832,755

Issuer		Shares	Value
Common stocks 92.06%			$891,194,714

(Cost $415,133,689)

Asset Management & Custody Banks 3.73%			36,172,700

Bank of New York Co., Inc. (The) (NY)		305,000	12,203,050
Mellon Financial Corp. (PA)		330,000	14,104,200
Northern Trust Corp. (IL)		70,000	4,252,500
State Street Corp. (MA)		79,000	5,612,950

Consumer Finance 2.46%			23,832,168

Capital One Financial Corp. (VA)		296,420	23,832,168

Diversified Banks 11.15%			107,943,484

Comerica, Inc. (MI)		314,400	18,643,920
Toronto-Dominion Bank (The) (Canada)		110,349	6,541,489
U.S. Bancorp. (MN)		750,541	26,719,260
Wachovia Corp. (NC)		507,571	28,677,761
Wells Fargo & Co. (CA)		761,722	27,361,054

Other Diversified Financial Services 6.57%			63,593,983

Bank of America Corp. (NC)		534,260	28,091,391
Citigroup, Inc. (NY)		325,225	17,929,654
JPMorgan Chase & Co. (NY)		345,041	17,572,938

Regional Banks 63.55%			615,147,262

Access National Corp. (VA)		250,000	2,392,500
Alabama National Bancorp. (AL)		152,600	10,730,832
AmericanWest Bancorp. (WA)		364,621	8,207,619
Ameris Bancorp. (GA)		83,837	2,162,156
Bank of Hawaii Corp. (HI)		59,300	3,104,355
Bank of the Ozarks, Inc. (AR) (L)		20,450	618,203
BB&T Corp. (NC)		344,846	14,573,192
Beverly National Corp. (MA)		97,500	2,271,750
BOK Financial Corp. (OK)		117,208	6,231,949
Boston Private Financial
Holdings, Inc. (MA)		54,000	1,561,680

John Hancock
Bank and Thrift Opportunity Fund
Securities owned by the Fund on
January 31, 2007 (unaudited)

Cadence Financial Corp. (MS)	100,500	2,130,600
Camden National Corp. (ME)	140,000	6,300,000
Capital City Bank Group, Inc. (FL) (L)	74,543	2,562,788
Cardinal Financial Corp. (VA)	3,100	31,310
Cascade Bancorp. (OR) (L)	208,090	5,479,010
Chittenden Corp. (VT)	230,245	7,013,263
City Holding Co. (WV)	41,600	1,668,160
City National Corp. (CA)	243,377	17,506,108
CoBiz, Inc. (CO)	159,400	3,286,828
Colonial BancGroup, Inc. (The) (AL)	672,200	16,495,788
Commercial Bankshares, Inc. (FL)	63,702	3,098,465
Community Banks, Inc. (PA)	110,307	2,802,901
Compass Bancshares, Inc. (AL) (L)	439,857	26,787,291
Cullen/Frost Bankers, Inc. (TX)	176,570	9,451,792
Dearborn Bancorp., Inc. (MI) (I)	105,622	1,855,779
Desert Community Bank (CA)	275,000	4,837,250
DNB Financial Corp. (PA)	76,205	1,510,383
East West Bancorp., Inc. (CA)	440,000	16,896,000
Eastern Virginia Bankshares, Inc. (VA)	100,000	2,305,000
ECB Bancorp., Inc. (NC)	65,000	2,080,000
Eurobancshares, Inc. (Puerto Rico) (I)	42,830	372,193
F.N.B. Corp. (PA)	90,049	1,583,962
Financial Institutions, Inc. (NY)	73,000	1,589,210
First American Financial
Holdings, Inc. (TN)	300,000	3,000,000
First Charter Corp. (NC)	321,200	7,724,860
First Horizon National Corp. (TN)	152,150	6,633,740
First Midwest Bancorp., Inc. (IL)	103,800	3,896,652
First National Lincoln Corp. (ME)	146,499	2,404,049
First Regional Bancorp. (CA) (I)	450,000	15,381,000
First State Bancorp. (NM)	208,900	4,829,768
Fulton Financial Corp. (PA)	359,890	5,758,240
Glacier Bancorp., Inc. (MT)	555,432	13,035,989
Harleysville National Corp. (PA)	151,897	2,931,612
Huntington Bancshares, Inc. (OH)	60,000	1,396,800
Independent Bank Corp. (MI)	344,935	7,612,715
International Bancshares Corp. (TX)	200,337	5,871,877
KeyCorp (OH)	297,000	11,336,490
M&T Bank Corp. (NY) (L)	166,657	20,217,161
Marshall & Ilsley Corp. (WI)	475,295	22,367,383
MB Financial, Inc. (IL)	152,950	5,646,914
Mercantile Bankshares Corp. (MD)	159,250	7,502,267
Merrill Merchants Bankshares, Inc. (ME)	78,173	2,384,276
National City Corp. (OH) (L)	407,587	15,427,168
Northrim Bancorp., Inc. (AK)	73,555	2,077,929
Pacific Capital Bancorp. (CA)	324,354	10,366,354
PNC Financial Services Group, Inc. (PA) (L)	284,800	21,009,696
Prosperity Bancshares, Inc. (TX)	158,745	5,556,075
Provident Bankshares Corp. (MD)	175,058	6,204,056
Regions Financial Corp. (AL)	253,843	9,204,347
S&T Bancorp., Inc. (PA)	154,700	5,361,902
Security Bank Corp. (GA)	197,500	4,331,175
Sky Financial Group, Inc. (OH)	309,850	8,784,247
Smithtown Bancorp., Inc. (NY) (L)	45,000	1,270,350

John Hancock
Bank and Thrift Opportunity Fund
Securities owned by the Fund on
January 31, 2007 (unaudited)

South Financial Group, Inc. (The) (SC)	70,150	1,812,676
Southcoast Financial Corp. (SC) (I)	67,990	1,509,378
Sterling Bancshares, Inc. (TX)	263,000	3,169,150
SunTrust Banks, Inc. (GA)	322,826	26,826,841
SVB Financial Group (DE) (I)(L)	244,700	11,415,255
Synovus Financial Corp. (GA)	615,350	19,648,126
Taylor Capital Group, Inc. (IL)	241,950	9,186,842
TCF Financial Corp. (MN)	408,166	10,359,253
TriCo Bancshares (CA)	53,000	1,428,880
UCBH Holdings, Inc. (CA)	585,033	10,969,369
Umpqua Holdings Corp. (OR)	182,901	5,203,533
UnionBanCal Corp. (DE)	139,000	8,982,180
Univest Corp. (PA)	205,218	5,770,730
Valley National Bancorp. (NJ) (L)	100,255	2,567,531
Vineyard National Bancorp Co. (CA) (L)	233,970	5,818,834
Virginia Commerce Bancorp., Inc.(VA) (I)(L)	103,850	2,258,738
Virginia Financial Group, Inc. (VA)	68,250	1,820,228
West Coast Bancorp. (OR)	67,583	2,256,596
Westamerica Bancorp. (CA)	40,000	1,994,000
Whitney Holding Corp. (LA)	224,400	7,100,016
Wilmington Trust Corp. (DE)	350,000	14,675,500
Yardville National Bancorp. (NJ)	97,400	3,694,382
Zions Bancorp. (UT)	326,053	27,655,815

Thrifts & Mortgage Finance 4.60%		44,505,117

Astoria Financial Corp. (NY)	75,865	2,244,845
Benjamin Franklin Bancorp., Inc. (MA)	15,000	230,550
Berkshire Hills Bancorp., Inc. (DE)	257,910	8,750,886
Countrywide Financial Corp. (CA)	177,000	7,695,960
Hingham Institute for Savings (MA)	80,000	2,820,000
Hudson City Bancorp., Inc. (NJ)	388,310	5,347,029
LSB Corp. (MA)	65,000	1,082,250
Sovereign Bancorp., Inc. (PA)	103,400	2,548,810
Washington Mutual, Inc. (WA)	230,812	10,291,907
Webster Financial Corp. (CT)	70,110	3,492,880

John Hancock
Bank and Thrift Opportunity Fund
Securities owned by the Fund on
January 31, 2007 (unaudited)

	Interest	Maturity	Par value
Issuer, description, maturity date	rate	date	(000)	Value
Short-term investments 7.85%				$75,985,530

(Cost $75,985,530)

Certificates of Deposit 0.01%				79,572

Country Bank for Savings	5.640%	08-30-08	$2	1,610
First Bank Richmond	2.960	12-05-07	16	15,628
First Federal Savings Bank of Louisiana	2.480	12-07-07	3	2,711
First Niagara Bank	2.960	05-09-07	2	1,594
First Savings Bank of Perkasie	4.250	05-02-07	4	4,103
First South Bank	5.150	03-15-07	2	1,540
Framingham Cooperative Bank	3.750	09-10-07	3	3,163
Home Bank	2.720	12-04-07	15	15,047
Hudson River Bank & Trust	1.980	11-21-07	7	7,378
Hudson Savings Bank	2.500	04-20-07	2	1,670
Machias Savings Bank	1.930	05-24-07	2	1,609
Middlesex Savings Bank	5.120	08-17-08	2	1,652
Midstate Federal Savings and Loan Assn.	4.080	05-27-07	2	1,669
Milford Bank	3.500	05-27-07	2	1,552
Milford Federal Savings and Loan Assn.	3.650	02-28-08	2	1,683
Mt. McKinley Savings Bank	4.750	12-03-07	1	1,495
Mt. Washington Bank	3.300	10-31-07	2	1,564
Natick Federal Savings Bank	4.590	08-31-07	2	1,611
New Haven Savings Bank	2.900	05-31-07	2	1,504
Newburyport Bank	3.400	10-20-08	2	1,777
Newtown Savings Bank	3.100	05-30-07	2	1,576
OBA Federal Savings Bank	4.030	06-15-07	1	1,077
Plymouth Savings Bank	3.000	04-21-07	2	1,629
Randolph Savings Bank	4.000	09-13-07	2	1,585
Salem Five Bank	3.150	12-17-07	2	1,565
Sunshine State Federal Savings and Loan
Assoc.	3.440	05-10-07	2	1,580

Joint Repurchase Agreement 0.40%				3,828,000

Investment in a joint repurchase agreement
transaction with Cantor Fitzgerald & Co. —
Dated 1-31-07 due 2-1-07 (secured by U.S.
Treasury Inflation Indexed Notes 2.000%
due 1-15-16, 2.375% due 4-15-11, 2.500%
due 7-15-16, and 3.625% due 1-15-08).
Maturity value: $3,828,555	5.220		3,828	3,828,000

			Shares

Cash Equivalents 7.44%				72,077,958

AIM Cash Investment Trust (T)			72,077,958	72,077,958

Total investments (Cost $491,889,219) 100.00%				$968,012,999

John Hancock
Bank and Thrift Opportunity Fund
Footnotes to Schedule of Investments
January 31, 2007 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available unless indicated otherwise.

(B) This security is fair valued in good faith under procedures established by the Board of Trustees. These securities amounted to $832,755 or 0.09% of the Fund's net assets as of January 31, 2006.

(G) Security rated internally by John Hancock Advisers, LLC.

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of January 31, 2006.

(T) Represents investment of securities lending collateral.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

The cost of investments owned on January 31, 2007, including short-term investments, was $491,889,219. Gross unrealized appreciation and depreciation of investments aggregated $477,236,278 and $1,112,498, respectively, resulting in net unrealized appreciation of $476,123,780.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle†
James F. Carlin
Richard P. Chapman, Jr.*
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Financial Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent and dividend disburser
Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310

Legal counsel
Kirkpatrick & Lockhart Preston
Gates Ellis LLP
1 Lincoln Street
Boston, MA 02111-2950

Stock symbol
Listed New York Stock Exchange: BTO

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Mellon Investor Services Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310	
Phone	Customer service representatives	**1-800-852-0218**
	Portfolio commentary	**1-800-344-7054**
	24-hour automated information	**1-800-843-0090**
	TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Bank and Thrift Opportunity Fund.

P90Q1 1/07
3/07

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Bank and Thrift Opportunity Fund

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: March 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: March 28, 2007

By: /s/ John G. Vrysen
-------------------------------------
John G. Vrysen
Chief Financial Officer

Date: April 2, 2007